United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-1

(Investment Company Act File Number)

Federated Global Allocation Fund

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/14

Date of Reporting Period: Six months ended 05/31/14

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2014
Share Class	Ticker
A	FSTBX
B	FSBBX
C	FSBCX
R	FSBKX
Institutional	SBFIX

Federated Global Allocation Fund
Fund Established 1934

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2013 through May 31, 2014. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2014, the Fund's portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets[2]
Domestic Equity Securities	26.3%
International Equity Securities	25.8%
Corporate Debt Securities	9.5%
Foreign Debt Securities	6.7%
U.S. Treasury and Agency Securities	2.9%
Trade Finance Agreements	1.1%
Mortgage-Backed Securities[3]	0.7%
Collateralized Mortgage-Backed Obligations	0.2%
Asset-Backed Securities	0.1%
Floating Rate Loan[4]	0.0%
Municipal Securities[4]	0.0%
Other Security Type[4,5]	0.0%
Derivative Contracts[6]	0.3%
Cash Equivalents[7]	25.7%
Other Assets and Liabilities—Net[8]	0.7%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities.
4	Represents less than 0.1%.
5	Other Security Type consists of purchased put and call options.
6	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

At May 31, 2014, the Fund's sector composition9 of the Fund's equity holdings was as follows:
Sector Composition of Equity Holdings	Percentage of Equity Securities
Financials	19.8%
Consumer Discretionary	18.7%
Industrials	13.9%
Information Technology	10.3%
Health Care	11.5%
Energy	7.7%
Consumer Staples	7.6%
Utilities	4.4%
Telecommunication Services	3.8%
Materials	2.3%
TOTAL	100.0%
9	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2014 (unaudited)
Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—47.1%
		Consumer Discretionary—8.8%
8,063		Bayerische Motoren Werke AG (BMW)	$1,012,348
7,300		Bridgestone Corp.	264,783
7,100		CBS Corp. - Class B	423,231
34,000		Comcast Corp., Class A	1,774,800
8,552		Compagnie Financiere Richemont SA	902,725
3,303		Continental AG	781,265
5,908		Crown Ltd.	89,345
29,000		Daihatsu Motor Co. Ltd.	502,368
4,749		Daimler AG	451,317
11,338		Delphi Automotive PLC	783,002
6,265		Dollarama, Inc.	528,506
13,121		Flight Centre Travel Group Ltd.	607,231
8,203	[1]	Fossil Group, Inc.	859,346
23,960		Fuji Heavy Industries	638,693
6,200		Gannett Co., Inc.	172,298
1,200		Gap (The), Inc.	49,476
24,900		Home Depot, Inc.	1,997,727
225,153		ITV PLC	688,662
10,100		Johnson Controls, Inc.	488,436
109,279		Kingfisher PLC	721,856
6,806	[1]	Liberty Media Corp.	865,247
11,540		Luxottica Group S.p.A	659,700
8,165		Magna International, Inc.	835,401
17,000		Mazda Motor Corp.	74,047
6,358		Michelin, Class B	785,565
600	[1]	NVR, Inc.	668,184
7,000		Next PLC	779,556
17,009		Persimmon PLC	382,146
4,800		PetSmart, Inc.	275,856
1,140		ProSieben Sat.1 Media AG	51,865
3,400		Ralph Lauren Corp.	521,832
5,684		Realestate.com.au Ltd.	240,613
49,000		Reed Elsevier PLC	781,489
9,200		Ross Stores, Inc.	629,740
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Discretionary—continued
10,916		Scripps Networks Interactive	$834,637
18,000		Sekisui House Ltd.	237,896
11,900		Starbucks Corp.	871,556
18,400		Sumitomo Rubber Industries, Ltd.	274,004
1,261		Swatch Group AG, Class B	745,566
34,500		TJX Cos., Inc.	1,878,525
11,200		Target Corp.	635,712
4,435	[1]	Tesla Motors, Inc.	921,460
36		Thor Industries, Inc.	2,160
7,022		Time Warner Cable, Inc.	991,225
9,100		Time Warner, Inc.	635,453
4,600		Toyoda Gosei Co., Ltd.	91,689
9,700		Toyota Motor Corp.	547,916
93,816		Tui Travel PLC	645,659
10,300		Tupperware Brands Corp.	862,316
11,891		Twenty-First Century Fox, Inc.	421,060
44,110		USS Co. Ltd.	724,669
14,600		Viacom, Inc., Class B - New	1,245,818
1,487		Volkswagen AG	391,685
21,500		Walt Disney Co.	1,806,215
4,900		Whirlpool Corp.	703,395
10,519		Whitbread PLC	738,617
23,800		Wynn Macau Ltd.	98,996
		TOTAL	37,594,885
		Consumer Staples—3.6%
29,800		Altria Group, Inc.	1,238,488
21,900		Archer-Daniels-Midland Co.	984,186
16,500		CVS Corp.	1,292,280
20,700		ConAgra Foods, Inc.	668,610
3,293		Danone	245,413
50,800		Dean Foods Co.	882,904
551,000		Golden Agri-Resources Ltd.	252,706
14,000		Herbalife Ltd.	907,620
34,800		Japan Tobacco, Inc.	1,181,536
7,100		Kimberly-Clark Corp.	797,685
35,984		Koninklijke Ahold NV	654,449
2,044		L'Oreal SA	357,013
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Staples—continued
26,590		Mondelez International, Inc.	$1,000,316
6,445		Nestle SA	506,209
15,000		Nippon Meat Packers	293,144
4,400		Nu Skin Enterprises, Inc.	324,896
3,515		PepsiCo, Inc.	310,480
14,550		Philip Morris International Inc.	1,288,257
10,400		Procter & Gamble Co.	840,216
108,768		Sainsbury (J) PLC	632,522
12,200		Swedish Match AB	426,147
65,234		William Morrison Supermarkets	220,824
		TOTAL	15,305,901
		Energy—3.6%
43		Aker Solutions ASA	757
35,498		Amec PLC	719,349
319	[1]	Antero Resources Corp.	19,618
131,016		BP PLC	1,103,439
5,600		Core Laboratories NV	895,160
317		Delek Group Ltd.	134,491
9,894		EOG Resources, Inc.	1,046,785
7,800		Exxon Mobil Corp.	784,134
4,986		Fugro NV- CVA, GDR	288,012
15,400		Halliburton Co.	995,456
4,500		Helmerich & Payne, Inc.	494,775
600		Hess Corp.	54,780
13,600		Husky Energy, Inc.	458,685
20,800		Idemitsu Kosan Co. Ltd.	433,586
2,109		Neste Oil Oyj	43,177
13,300		Noble Energy, Inc.	958,531
538		OMV AG	22,282
10,900		Occidental Petroleum Corp.	1,086,621
28,335		Royal Dutch Shell PLC, Class B	1,156,397
6,900		Schlumberger Ltd.	717,876
483		SeaDrill Ltd.	18,220
28,500		Showa Shell Sekiyu K.K.	308,605
54,200		Suncor Energy, Inc.	2,085,923
5,195		Teekay Corp.	300,531
477		Tenaris SA	10,695
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Energy—continued
62,000		TonenGeneral Sekiyu KK	$596,435
3,390		Total SA	238,038
4,899	[1]	Unit Corp.	311,185
3,767		Valero Energy Corp.	211,140
		TOTAL	15,494,683
		Financials—9.3%
7,302		AGEAS	307,113
26,180		AXA	647,067
10,300		Ace, Ltd.	1,068,213
28,856		Admiral Group PLC	707,062
4,300	[1]	Affiliated Managers Group	810,980
4,812		Allianz SE	816,080
21,800		Allstate Corp.	1,270,068
5,900		American Express Co.	539,850
3,735		American Tower Corp.	334,768
8,500		Ameriprise Financial, Inc.	957,185
39,000		Aozora Bank Ltd.	119,834
14,988		Australia & New Zealand Banking Group, Melbourne	466,770
5,176		BNP Paribas SA	362,893
224,000		BOC Hong Kong (Holdings) Ltd.	671,097
3,275		Banco Bilbao Vizcaya Argentaria SA	42,027
105,958		Banco Santander, SA	1,087,796
805		Bank Hapoalim Ltd.	4,703
49,465	[1]	Bank Leumi Le-Israel	196,137
74,500		Bank of America Corp.	1,127,930
1,800		Bank of Montreal	126,629
3,140		Bank of Nova Scotia	201,640
52,478		Bank of Queensland	585,549
49,000		Bank of Yokohama Ltd.	274,298
5,697	[1]	Berkshire Hathaway, Inc., - Class B	731,153
9,700		BioMed Realty Trust, Inc.	210,490
1,500		Boston Properties, Inc.	181,020
7,500		CBOE Holdings, Inc.	380,100
5,635		CNP Assurances	121,562
7,700		Canadian Imperial Bank of Commerce	679,316
9,700		Capital One Financial Corp.	765,233
2,916		Commonwealth Bank of Australia, Sydney	221,267
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
17,200		Cousins Properties, Inc.	$206,400
4,582		Credit Agricole SA	71,462
20,774		Credit Suisse Group AG	618,175
7,000		DBS Group Holdings Ltd.	94,623
26,800		DCT Industrial Trust, Inc.	212,256
1,200		Daito Trust Construction Co.	130,386
33,000		Daiwa Securities Group, Inc.	267,841
25,600		DiamondRock Hospitality Co.	317,952
20,700		Discover Financial Services	1,223,991
9,009		DnB ASA	169,353
7,500		Douglas Emmett, Inc.	212,925
36,000	[1]	E*Trade Financial Corp.	733,320
5,200		Extra Space Storage, Inc.	272,220
103,000		Fukuoka Financial Group, Inc.	448,202
1,300		Great-West Lifeco, Inc.	34,829
21,223		HSBC Holdings PLC	223,682
93,742		HSBC Holdings PLC	987,311
28,600		Hang Seng Bank Ltd.	471,186
6,914		Hannover Rueck SE	614,773
28,170		Hargreaves Lansdown PLC	576,210
2,277		Invesco Ltd.	83,566
20,000		Investor AB, Class B	785,454
19,640		J.P. Morgan Chase & Co.	1,091,395
130		Japan Retail Fund Investment Corp.	286,282
3,700		Kinnevik Investment AB	146,895
11,100		Kite Realty Group Trust	68,931
15,172		LPL Investment Holdings, Inc.	711,567
194,734		Legal & General Group PLC	751,993
4,200		London Stock Exchange Group PLC	137,939
3,446		Macquarie Group Ltd.	192,375
15,200		Manulife Financial Corp.	278,262
20,000		Mitsubishi UFJ Financial Group, Inc.	113,220
151,300		Mizuho Financial Group, Inc.	295,463
3,871		Muenchener Rueckversicherungs-Gesellschaft AG - REG	857,961
1,200		National Bank of Canada, Montreal	50,355
3,000		Oversea-Chinese Banking Corp. Ltd.	23,335
2,363		Partners Group Holding AG	627,342
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
3,998		Post Properties, Inc.	$204,498
402		Raiffeisen Bank International AG	13,487
15,800		Royal Bank of Canada, Montreal	1,087,625
2,800		SL Green Realty Corp.	306,572
9,450		Sampo Oyj, Class A	477,637
15,009		Schroders PLC	651,240
4,564		Scor Regroupe	159,400
1,300		Simon Property Group, Inc.	216,398
43,782		Standard Life PLC	293,794
30,600	[1]	Strategic Hotels & Resorts, Inc.	333,540
14,600		Sumitomo Mitsui Financial Group, Inc.	592,531
7,000		Sumitomo Mitsui Trust Holdings, Inc.	28,415
500		Sun Life Financial Services of Canada	16,923
6,540		Suncorp Group Ltd.	81,204
19,500		Sunstone Hotel Investors, Inc.	286,455
4,250	[1]	TFS Financial Corp.	57,290
2,300		Tokio Marine Holdings, Inc.	73,029
11,200		Toronto-Dominion Bank	555,300
128		United Urban Investment Corp.	205,020
975		Validus Holdings Ltd.	36,397
3,400		Vornado Realty Trust	364,072
11,000		Waddell & Reed Financial, Inc., Class A	664,180
650	[1]	Washington Prime Group, Inc. - W/I	12,928
52,700		Wells Fargo & Co.	2,676,106
		TOTAL	39,799,303
		Health Care—5.4%
5,500		Abbott Laboratories	220,055
5,081	[1]	Actavis PLC	1,074,835
6,089	[1]	Actelion Ltd.	605,729
9,080		Amgen, Inc.	1,053,189
61,400		Astellas Pharma, Inc.	789,990
1,136		Bayer AG	164,285
6,700	[1]	Bio Rad Laboratories, Inc., Class A	808,891
11,851		CSL Ltd.	778,173
13,086		Cochlear Ltd.	728,639
1,750		Coloplast, Class B	151,187
21,266	[1]	Community Health Systems, Inc.	888,281
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care—continued
11,935	[1]	Express Scripts Holding Co.	$852,995
17,300	[1]	Gilead Sciences, Inc.	1,404,933
1,662		Grifols SA	90,328
21,586		Hill-Rom Holdings, Inc.	856,748
36,300	[1]	Hologic, Inc.	887,172
5,300	[1]	Hospira, Inc.	260,601
4,700		Johnson & Johnson	476,862
16,800		Lilly (Eli) & Co.	1,005,648
15,900		Medtronic, Inc.	970,377
10,893	[1]	Novo Nordisk A/S, Class B	460,741
2,943		Novartis AG - REG	264,436
85,622		Pfizer, Inc.	2,536,980
38,160	[1]	Qiagen NV	876,154
4,862		Ramsay Health Care Ltd.	214,060
1,400	[1]	Regeneron Pharmaceuticals, Inc.	429,744
9,192		Roche Holding AG-GENUSSCHEIN	2,711,980
112		Sanofi	12,000
15,500		Sanofi ADR	826,150
1,735		Shire PLC	99,967
14,500		Takeda Pharmaceutical Co. Ltd.	658,379
		TOTAL	23,159,509
		Industrials—6.5%
55		3M Co.	7,840
15		A P Moller-Maersk A/S	39,203
1,000	[1]	AMERCO	276,100
1,585	[1]	Abertis Infraestructuras SA	34,732
5,010		Adecco SA	418,550
7,100	[1]	Aecom Technology Corp.	228,194
17,900		Alaska Air Group, Inc.	1,762,434
8,460		Allegion PLC	443,219
64,612		Aurizon Hldgs. Ltd.	297,496
98,873		BAE Systems PLC	702,350
16,500		Boeing Co.	2,231,625
55,900		Bombardier, Inc., Class B	190,234
10,369		Bouygues SA	482,716
712		Bunzl PLC	20,034
2,400		CP Railway Ltd.	401,690
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
6,925		Canadian National Railway, Co.	$419,983
200	[1]	Copart, Inc.	7,114
4,900		DSV, De Sammensluttede Vognmad AS	163,464
12,700		Danaher Corp.	996,061
6,813		Deutsche Lufthansa AG	179,697
19,506		Deutsche Post AG	723,692
4,900		Dover Corp.	427,182
35,966		Edenred	1,128,179
23,071		Exelis, Inc.	394,053
9,300		FedEx Corp.	1,340,688
10,649		Fortune Brands Home & Security, Inc.	425,747
17,000		Fuji Electric Co.	75,072
168		Geberit International AG	55,662
2,500		General Dynamics Corp.	295,300
31,735		General Electric Co.	850,181
7,077		Graco, Inc.	516,479
33,466		Grupo Ferrovial, SA	726,145
580		Hochtief AG	52,767
1,295		Huntington Ingalls Industries, Inc.	129,280
11,200		IDEX Corp.	858,816
3,300		Ingersoll-Rand PLC	197,406
27,000		Itochu Corp.	320,385
1,216		Kone Corp. OYJ, Class B	50,165
13,233		Koninklijke Philips NV	418,283
7,300		L-3 Communications Holdings, Inc.	884,541
5,700		LIXIL Group Corp.	148,395
5,000		Lennox International, Inc.	424,600
6,500		Lockheed Martin Corp.	1,063,725
53,000		Marubeni Corp.	362,761
8,300		Masco Corp.	176,790
1,300		Nidec Corp.	76,016
7,964		Nielsen NV	384,343
7,700		Northrop Grumman Corp.	935,935
6,200		OshKosh Truck Corp.	335,110
10,126		Randstad Holdings N.V.	590,048
7,000		Raytheon Co.	682,990
1,779		Smith (A.O.) Corp.	87,847
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
3,963		Societe BIC SA	$518,111
41,500		Southwest Airlines Co.	1,097,675
9,157		TNT Express NV	81,905
5,058		The ADT Corp.	162,868
4,800		Toro Co.	309,984
6,600		Union Pacific Corp.	1,315,182
100		United Parcel Service, Inc.	10,388
31,000		Yangzijiang Shipbuilding Holdings Ltd.	24,980
		TOTAL	27,962,412
		Information Technology—4.9%
19,703		ARM Holdings PLC	304,263
625		ASML Holding N.V.	53,699
3,100	[1]	Alliance Data Systems Corp.	793,755
7,653		Apple, Inc.	4,844,349
22,400		Applied Materials, Inc.	452,256
7,500		Avnet, Inc.	326,775
34,238		Brocade Communications Systems, Inc.	312,251
6,430		CDW Corp.	189,106
64,500		Cisco Systems, Inc.	1,587,990
1,900		DST Systems, Inc.	173,185
12,500	[1]	eBay, Inc.	634,125
2,282	[1]	Facebook, Inc.	144,451
1,700	[1]	Freescale Semiconductor Ltd.	37,723
1,100		Global Payments, Inc.	75,416
1,267	[1]	Google, Inc., Class A	724,281
997	[1]	Google, Inc., Class C	559,297
37,000		Hewlett-Packard Co.	1,239,500
1,500		Hoya Corp.	46,650
10,200		Intuit, Inc.	808,758
5,100		Mastercard, Inc., Class A	389,895
2,300		Murata Manufacturing Co. Ltd.	195,927
6,500		Omron Corp.	245,700
24,820		Oracle Corp.	1,042,936
3,400		Otsuka Corp.	466,936
17,300		Qualcomm, Inc.	1,391,785
1,605		STMicroelectronics N.V.	16,071
13,200	[1]	Tech Data Corp.	785,532
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Information Technology—continued
4,300	[1]	U.S. Cellular Corp.	$184,685
6,510		United Internet AG	300,834
13,000	[1]	Verisign, Inc.	651,040
4,400		Visa, Inc., Class A Shares	945,252
9,000		Western Digital Corp.	790,650
		TOTAL	20,715,073
		Materials—1.1%
21,000		Asahi Kasei Corp.	157,545
17,260		Croda International PLC	762,302
1,380		EMS-Chemie Holdings AG	518,147
5,000		Eagle Materials, Inc.	434,850
136,811		Fortescue Metals Group Ltd.	560,734
4,902		Heidelberger Zement AG	422,067
573		Johnson Matthey	30,866
4,846		LyondellBasell Industries NV, Class A	482,516
6,900		Nitto Denko Corp.	319,415
3,700		Sherwin-Williams Co.	757,057
46		Sika AG	182,652
2,130		Voest-alpine Stahl	98,647
94		Yara International ASA	4,293
		TOTAL	4,731,091
		Telecommunication Services—1.8%
27,600		AT&T, Inc.	978,972
17,175		Belgacom	570,776
15,012		Deutsche Telekom AG	252,185
401,095		HKT Trust and HKT Ltd.	430,379
4,000		KDDI Corp.	239,269
13,400		Nippon Telegraph and Telephone Corp.	798,865
53,000		PCCW Ltd.	28,857
3,700		Softbank Corporation	269,253
171,000		StarHub Ltd.	574,101
4,342		TDC AS	42,232
53,629		Tele2 AB, Class B	634,878
80,494		Telecom Italia S.p.A	100,037
17,214		Telenor ASA	408,975
19,500		TeliaSonera AB	144,547
22,273		Telstra Corp. Ltd.	110,779
Semi-Annual Shareholder Report

Shares or Principal Amount		Value in U.S. Dollars
	COMMON STOCKS—continued
	Telecommunication Services—continued
23,800	Verizon Communications	$1,189,048
91,415	Windstream Holdings, Inc.	874,842
	TOTAL	7,647,995
	Utilities—2.1%
42,600	AES Corp.	600,660
2,800	Alliant Energy Corp.	163,240
17,200	Ameren Corp.	676,820
7,900	American Electric Power Co., Inc.	421,465
13,900	CMS Energy Corp.	413,525
3,000	Cheung Kong Infrastructure Holdings Ltd.	20,626
7,926	EQT Corp.	847,131
17,940	Electricite De France	630,835
10,871	Enagas SA	320,280
15,180	Enel S.p.A	85,981
400	Entergy Corp.	30,168
30,593	GDF Suez	855,845
2,100	MDU Resources Group, Inc.	71,148
7,000	OGE Energy Corp.	257,110
18,943	Power Assets Holdings Ltd.	164,734
1,600	Public Service Enterprises Group, Inc.	62,336
621	Red Electrica de Espana	53,273
19,336	SSE PLC	505,793
8,500	Sempra Energy	852,975
33,156	Snam Rete Gas S.p.A	194,742
35,387	Suez Environment SA	712,232
132,118	Terna S.p.A	701,550
5,200	UGI Corp.	253,084
300	Vectren Corp.	11,964
	TOTAL	8,907,517
	TOTAL COMMON STOCKS (IDENTIFIED COST $168,924,693)	201,318,369
	ASSET-BACKED SECURITIES—0.1%
150,000	American Express Credit Account Master Trust 2014-1, A, 0.521%, 12/15/2021	149,999
150,000	Navient Student Loan Trust 2014-1, A2, 0.457%, 03/27/2023	150,123
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $300,000)	300,122
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COLLATERALIZED MORTGAGE OBLIGATION—0.0%
$50,000		WF-RBS Commercial Mortgage Trust 2012-C6 B, 4.697%, 4/15/2045 (IDENTIFIED COST $50,499)	$53,970
		CORPORATE BONDS—2.2%
		Basic Industry - Chemicals—0.0%
50,000		RPM International, Inc., 6.500%, 02/15/2018	57,585
15,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	17,391
		TOTAL	74,976
		Basic Industry - Metals & Mining—0.1%
90,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	112,508
150,000		Barrick Gold Corp., Sr. Unsecd. Note, 4.100%, 05/01/2023	146,295
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 04/15/2023	102,526
		TOTAL	361,329
		Basic Industry - Paper—0.0%
30,000		International Paper Co., Sr. Unsecd. Note, 7.500%, 08/15/2021	38,236
150,000	[1,2,3]	Pope & Talbot, Inc., 8.375%, 12/01/2099	0
		TOTAL	38,236
		Capital Goods - Aerospace & Defense—0.0%
50,000	[4,5]	BAE Systems Holdings, Inc., Series 144A, 5.200%, 8/15/2015	52,517
		Capital Goods - Diversified Manufacturing—0.1%
100,000		General Electric Co., Sr. Unsecd. Note, 4.125%, 10/09/2042	98,937
100,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.250%, 09/01/2019	118,075
90,000	[4,5]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	80,100
		TOTAL	297,112
		Capital Goods - Environmental—0.0%
110,000		Republic Services, Inc., Company Guarantee, Series WI, 5.500%, 09/15/2019	126,968
25,000		Waste Management, Inc., 7.375%, 03/11/2019	30,783
		TOTAL	157,751
		Communications - Media & Cable—0.0%
20,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	25,484
		Communications - Media Noncable—0.0%
100,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.400%, 10/01/2043	112,468
		Communications - Telecom Wirelines—0.1%
15,000		CenturyLink, Inc., Sr. Note, Series Q, 6.150%, 09/15/2019	16,425
200,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 03/15/2024	209,696
		TOTAL	226,121
		Consumer Cyclical - Automotive—0.1%
1,100,000		BMW Finance N.V., Series EMTN, 3.500%, 07/17/2015	186,919
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$50,000	[4,5]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.600%, 04/12/2016	$53,071
		TOTAL	239,990
		Consumer Cyclical - Entertainment—0.0%
200,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 04/01/2024	204,607
		Consumer Cyclical - Retailers—0.1%
100,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	106,312
144,233	[4,5]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	156,473
		TOTAL	262,785
		Consumer Non-Cyclical - Food/Beverage—0.0%
100,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 4.650%, 01/25/2043	99,851
		Consumer Non-Cyclical - Health Care—0.0%
20,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.250%, 06/15/2019	24,428
		Consumer Non-Cyclical - Tobacco—0.0%
24,000		Altria Group, Inc., 9.250%, 08/06/2019	32,125
60,000		Altria Group, Inc., Sr. Unsecd. Note, 4.000%, 01/31/2024	61,996
		TOTAL	94,121
		Energy - Independent—0.1%
100,000		Apache Corp., 4.25%, 1/15/2044	98,355
100,000		Petroleos Mexicanos, 6.500%, 06/02/2041	117,400
150,000	[4,5]	Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 01/18/2024	160,125
20,000		XTO Energy, Inc., 6.750%, 08/01/2037	28,877
		TOTAL	404,757
		Energy - Integrated—0.1%
155,000		Husky Energy, Inc., 4.000%, 04/15/2024	162,089
100,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	105,973
35,000		Petro-Canada, Deb., 7.000%, 11/15/2028	45,319
		TOTAL	313,381
		Energy - Oil Field Services—0.1%
100,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	111,404
50,000		Noble Drilling Corp., Sr. Note, 7.500%, 03/15/2019	58,769
100,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.950%, 04/15/2042	112,314
		TOTAL	282,487
		Energy - Refining—0.0%
25,000		Valero Energy Corp., 9.375%, 03/15/2019	32,918
100,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 06/15/2037	125,118
		TOTAL	158,036
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Banking—0.2%
$100,000		Bank of America Corp., Sr. Unsecd. Note, 4.875%, 04/01/2044	$104,447
100,000		Citigroup, Inc., Sr. Unsecd. Note, 4.950%, 11/07/2043	106,295
60,000	[4,5]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.750%, 10/15/2014	60,785
5,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 01/24/2022	5,789
50,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 02/15/2033	59,636
100,000		J.P. Morgan Chase & Co., 6.750%, 1/29/2049	108,500
50,000		J.P. Morgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	48,893
100,000		Morgan Stanley, Sr. Unsecd. Note, 6.375%, 07/24/2042	126,373
188,658	[3,4]	Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	116,581
40,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	48,684
		TOTAL	785,983
		Financial Institution - Brokerage—0.0%
30,000		Janus Capital Group, Inc., Sr. Note, 6.700%, 06/15/2017	33,917
95,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.500%, 07/15/2019	118,840
30,000		Nuveen Investments, Sr. Unsecd. Note, 5.500%, 9/15/2015	31,125
		TOTAL	183,882
		Financial Institution - Finance Noncaptive—0.4%
830,000		GE Capital European Funding, Company Guarantee, Series EMTN, 4.625%, 01/18/2016	1,465,676
30,000		General Electric Capital, Note, Series MTNA, 6.75%, 3/15/2032	39,697
		TOTAL	1,505,373
		Financial Institution - Insurance - Health—0.0%
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	59,194
		Financial Institution - Insurance - Life—0.3%
100,000		Aflac, Inc., Sr. Unsecd. Note, 6.450%, 08/15/2040	128,188
100,000		American International Group, Inc., Sr. Unsecd. Note, 6.250%, 05/01/2036	127,420
10,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/01/2039	15,650
200,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 05/15/2044	202,636
750,000	[4]	Union Central Life Insurance Co., Note, Series 144A, 8.200%, 11/01/2026	859,587
		TOTAL	1,333,481
		Financial Institution - Insurance - P&C—0.0%
75,000		ACE INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 05/15/2024	75,645
50,000		Horace Mann Educators Corp., Sr. Note, 6.850%, 04/15/2016	54,597
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Insurance - P&C—continued
$30,000	[4,5]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	$47,392
		TOTAL	177,634
		Financial Institution - REITs—0.1%
45,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.700%, 03/15/2017	50,546
40,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	44,931
100,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 04/01/2019	108,129
40,000		Liberty Property LP, 6.625%, 10/01/2017	45,990
100,000		ProLogis LP, Sr. Unsecd. Note, 3.350%, 02/01/2021	102,244
160,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	167,073
		TOTAL	518,913
		Foreign-Local-Government—0.1%
50,000		Quebec, Province of, Note, Series MTNA, 7.035%, 03/10/2026	65,601
255,000		Queensland Treasury Corp., 4.000%, 06/21/2019	243,328
		TOTAL	308,929
		Municipal Services—0.1%
140,000	[4,5]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	148,751
100,000	[4,5]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/01/2050	105,726
		TOTAL	254,477
		Technology—0.0%
100,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 06/05/2024	100,220
50,000		Juniper Networks, Inc., Sr. Unsecd. Note, 4.500%, 03/15/2024	52,466
		TOTAL	152,686
		Transportation - Railroads—0.0%
45,000		Union Pacific Corp., Bond, 6.625%, 02/01/2029	59,255
		Transportation - Services—0.1%
75,000	[4,5]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	86,493
62,000	[4,5]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 3.850%, 11/15/2024	62,742
100,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.450%, 11/15/2018	101,814
		TOTAL	251,049
		Utility - Electric—0.1%
60,000		Appalachian Power Co., Sr. Unsecd. Note, 7.950%, 01/15/2020	77,193
50,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	57,046
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Utility - Electric—continued
$39,282	[4,5]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/01/2017	$42,082
75,000		PSEG Power LLC, Sr. Unsecd. Note, 4.300%, 11/15/2023	78,631
40,000		Progress Energy, Inc., 7.050%, 03/15/2019	48,870
		TOTAL	303,822
		TOTAL CORPORATE BONDS (IDENTIFIED COST $8,963,045)	9,325,115
		FOREIGN GOVERNMENTS/AGENCIES—3.3%
		Sovereign—3.3%
420,000		Belgium, Government of, Series 68, 2.250%, 06/22/2023	598,745
1,200,000		Bonos Y Oblig Del Estado, 4.100%, 07/30/2018	1,818,987
400,000		Bonos Y Oblig Del Estado, Sr. Unsub., 4.000%, 04/30/2020	611,727
1,000,000		Buoni Poliennali Del Tes, 2.500%, 5/01/2019	1,415,768
1,100,000		Buoni Poliennali Del Tes, 3.500%, 12/01/2018	1,624,595
200,000		Canada, Government of, Bond, 3.250%, 06/01/2021	201,407
400,000		Canada, Government of, Bond, 4.000%, 06/01/2016	390,361
400,000		France, Government of, Bond, 3.500%, 04/25/2026	627,712
157,000,000		Japan, Government of, Series 105, 0.200%, 06/20/2017	1,546,445
183,000,000		Japan, Government of, Series 324, 0.100%, 01/15/2015	1,798,218
160,000,000		Japan, Government of, Series 327, 0.100%, 4/15/2015	1,572,145
60,000,000		Japan, Government of, Series 453, 0.00% 5/20/2015	589,209
440,000		Singapore, Government of, Sr. Unsecd. Note, 2.500%, 06/01/2019	371,319
1,240,000		Sweden, Government of, Series 1050, 3.00%, 7/12/2016	194,762
310,000		United Kingdom, Government of, 1.750%, 09/07/2022	493,251
75,000		United Mexican States, 6.625%, 03/03/2015	78,075
30,000		United Mexican States, Series MTNA, 6.750%, 09/27/2034	38,962
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $14,362,967)	13,971,688
		MORTGAGE-BACKED SECURITIES—0.1%
3,698		Federal Home Loan Mortgage Corp. Pool C00592, 7.000%, 3/1/2028	4,296
2,784		Federal Home Loan Mortgage Corp. Pool C00896, 7.500%, 12/1/2029	3,322
6,513		Federal Home Loan Mortgage Corp. Pool C17281, 6.500%, 11/1/2028	7,465
3,889		Federal Home Loan Mortgage Corp. Pool C19588, 6.500%, 12/1/2028	4,470
1,964		Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029	2,255
4,092		Federal Home Loan Mortgage Corp. Pool C76361, 6.000%, 2/1/2033	4,648
13,537		Federal Home Loan Mortgage Corp. Pool E01545, 5.000%, 15 Year, 1/1/2019	14,404
5		Federal Home Loan Mortgage Corp. Pool E77591, 6.500%, 7/1/2014	5
2,909		Federal Home Loan Mortgage Corp. Pool E99510, 5.500%, 9/1/2018	3,112
Semi-Annual Shareholder Report

Shares or Principal Amount		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
$5,943	Federal Home Loan Mortgage Corp. Pool G01444, 6.500%, 8/1/2032	$6,782
4,420	Federal National Mortgage Association Pool 251697, 6.500%, 30 Year, 5/1/2028	5,081
15,563	Federal National Mortgage Association Pool 252334, 6.500%, 30 Year, 2/1/2029	17,403
13,651	Federal National Mortgage Association Pool 254720, 4.500%, 5/1/2018	14,510
14,848	Federal National Mortgage Association Pool 254802, 4.500%, 7/1/2018	15,782
10,049	Federal National Mortgage Association Pool 254905, 6.000%, 10/1/2033	11,416
18,595	Federal National Mortgage Association Pool 255075, 5.500%, 2/1/2024	20,704
18,819	Federal National Mortgage Association Pool 255079, 5.000%, 2/1/2019	20,049
1,642	Federal National Mortgage Association Pool 303168, 9.500%, 30 Year, 2/1/2025	2,006
723	Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028	851
6,178	Federal National Mortgage Association Pool 323640, 7.500%, 4/1/2029	7,272
12	Federal National Mortgage Association Pool 323970, 7.000%, 15 Year, 10/1/2014	12
4,605	Federal National Mortgage Association Pool 428865, 7.000%, 6/1/2028	5,011
541	Federal National Mortgage Association Pool 443215, 6.000%, 10/1/2028	610
6	Federal National Mortgage Association Pool 514184, 7.500%, 9/1/2029	6
16,265	Federal National Mortgage Association Pool 545993, 6.000%, 11/1/2032	18,453
6,683	Federal National Mortgage Association Pool 555272, 6.000%, 3/1/2033	7,581
6,537	Federal National Mortgage Association Pool 713974, 5.500%, 7/1/2033	7,323
15,689	Federal National Mortgage Association Pool 721502, 5.000%, 7/1/2033	17,396
12,942	Government National Mortgage Association Pool 2796, 7.000%, 8/20/2029	15,339
7,118	Government National Mortgage Association Pool 3040, 7.000%, 2/20/2031	8,477
15,981	Government National Mortgage Association Pool 3188, 6.500%, 1/20/2032	18,544
25,556	Government National Mortgage Association Pool 3239, 6.500%, 5/20/2032	29,682
744	Government National Mortgage Association Pool 352214, 7.000%, 4/15/2023	851
2,943	Government National Mortgage Association Pool 451522, 7.500%, 30 Year, 10/15/2027	3,510
3,516	Government National Mortgage Association Pool 462556, 6.500%, 2/15/2028	4,045
416	Government National Mortgage Association Pool 462739, 7.500%, 5/15/2028	496
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		MORTGAGE-BACKED SECURITIES—continued
$283		Government National Mortgage Association Pool 464835, 6.500%, 9/15/2028	$327
7,019		Government National Mortgage Association Pool 469699, 7.000%, 11/15/2028	8,277
5,889		Government National Mortgage Association Pool 486760, 6.500%, 12/15/2028	6,808
960		Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	1,123
8,093		Government National Mortgage Association Pool 780453, 7.500%, 30 Year, 12/15/2025	9,537
6,315		Government National Mortgage Association Pool 780584, 7.000%, 30 Year, 6/15/2027	7,367
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $300,601)	336,608
		MUNICIPAL—0.0%
		Illinois—0.0%
90,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $90,000)	106,648
		PURCHASED CALL OPTIONS—0.0%
1,100,000		Barclays AUD CALL/NZD PUT, Strike Price $1.10, Expiration Date 7/18/2014	8,574
2,545,485		CITI EUR CALL/USD PUT, Strike Price $1.41, Expiration Date 7/31/2014	2,095
2,984,774		JPM USD CALL/MXN PUT, Strike Price $12.90, Expiration Date 6/3/2014	2,388
4,404,326		Morgan Stanley USD CALL/JPY PUT, Strike Price $102.50, Expiration Date 6/6/2014	4,422
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $44,333)	17,479
		PURCHASED PUT OPTION—0.0%
2,444,388		CITI EUR PUT/USD CALL, Strike Price $1.35, Expiration Date 7/31/2014 (IDENTIFIED COST $11,953)	17,218
		U.S. TREASURY—2.8%
1,011,504	[6]	U.S. Treasury Inflation-Protected Note, 0.625%, 7/15/2021	1,065,421
10,645,000	[6,7]	United States Treasury Bill, 0.020%, 8/7/2014	10,644,410
250,000		United States Treasury Bond, 3.625%, 2/15/2044	264,688
200,000		United States Treasury Note, 0.875%, 5/15/2017	200,586
		TOTAL U.S. TREASURY (IDENTIFIED COST $12,158,000)	12,175,105
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		INVESTMENT COMPANIES—43.6%[8]
1,176,912		Emerging Markets Fixed Income Core Fund	$41,922,674
397,642		Federated InterContinental Fund, Institutional Shares	21,623,790
356,393		Federated Mortgage Core Portfolio	3,535,422
107,519,474	[9]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07%	107,519,474
612,482		Federated Project and Trade Finance Core Fund	5,892,081
900,218		High Yield Bond Portfolio	6,040,464
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $181,498,141)	186,533,905
		TOTAL INVESTMENTS—99.2% (IDENTIFIED COST $386,704,232)[10]	424,156,227
		OTHER ASSETS AND LIABILITIES - NET—0.8%[11]	3,581,992
		TOTAL NET ASSETS—100%	$427,738,219
At May 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1CAC40 10 Euro Short Futures	142	$6,397,100	June 2014	$(94,221)
1FTSE 100 Index Short Futures	106	$7,231,850	June 2014	$(377,567)
1IBEX 35 Index Short Futures	23	$2,476,548	June 2014	$(55,133)
1KOSPI2 Index Short Futures	16	$2,086,800,000	June 2014	$(41,890)
1MEX Bolsa Index Short Futures	365	$151,336,300	June 2014	$(555,203)
1MSCI Singapore IX ETS Short Futures	90	$6,730,200	June 2014	$(20,539)
1OMXS30 Index Short Futures	303	$42,465,450	June 2014	$(121,571)
1SGX CNX Nifty Short Futures	203	$2,933,756	June 2014	$43,202
1SPI 200 Short Futures	82	$11,281,150	June 2014	$(118,613)
[1]Swiss Market Index Short Futures	55	$4,766,300	June 2014	$(144,934)
[1]United States Treasury Bonds Ultra Short Futures	4	$601,125	September 2014	$(10,634)
[1]United States Treasury Notes 10-Year Short Futures	91	$11,421,922	September 2014	$(48,705)
[1]Amsterdam Index Long Futures	196	$15,970,080	June 2014	$231,776
1BIST 30 Long Futures	331	$3,262,833	June 2014	$105,558
1DAX Index Long Futures	39	$9,690,525	June 2014	$510,796
[1]Hang Seng Index Long Futures	13	$14,891,500	June 2014	$5,131
[1]Mini MSCI Emerging Market Long Futures	526	$26,946,980	June 2014	$1,005,764
1MSCI Taiwan Index Long Futures	23	$745,890	June 2014	$1,265
[1]Russell 2000 Mini Long Futures	79	$8,952,280	June 2014	$(473,113)
1S&P 500 Long Futures	88	$42,273,000	June 2014	$1,154,564
Semi-Annual Shareholder Report

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1S&P MidCap 400 E-Mini Long Futures	12	$1,652,160	June 2014	$11,250
1S&P/TSX 60 Index Long Futures	105	$17,545,500	June 2014	$(24,710)
[1]United States Treasury Notes 2-Year Long Futures	64	$14,065,000	September 2014	$3,873
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$986,346
At May 31, 2014, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
6/6/2014	1,070,000 Pound Sterling	$1,812,034	$(18,542)
6/16/2014	1,700,000 Euro	241,597,200 Japanese Yen	$(56,150)
6/30/2014	645,000 Canadian Dollar	60,379,740 Japanese Yen	$1,228
6/30/2014	370,000 Euro	52,008,255 Japanese Yen	$(6,634)
6/30/2014	930,000 Euro	130,921,680 Japanese Yen	$(18,622)
6/30/2014	103,082,000 Japanese Yen	$1,000,000	$12,764
6/30/2014	49,697,400 Japanese Yen	565,000 New Zealand Dollar	$9,577
6/30/2014	99,165,410 Japanese Yen	1,130,000 New Zealand Dollar	$16,901
6/30/2014	21,465,824 Japanese Yen	1,275,450 Norwegian Krone	$(2,236)
6/30/2014	38,312,050 Japanese Yen	470,000 Singapore Dollar	$1,699
6/30/2014	56,491,200 Japanese Yen	3,600,000 Swedish Krona	$17,333
6/30/2014	275,863,590 Japanese Yen	$2,700,000	$10,316
6/30/2014	152,709,000 Japanese Yen	$1,500,000	$342
6/30/2014	94,438,153 Japanese Yen	$923,077	$4,763
6/30/2014	40,515,545 Japanese Yen	$395,000	$3,059
6/30/2014	39,349,231 Japanese Yen	$384,615	$1,985
6/30/2014	22,824,931 Japanese Yen	$224,509	$(258)
6/30/2014	20,658,346 Japanese Yen	$201,923	$1,042
6/30/2014	17,894,115 Japanese Yen	$175,491	$316
6/30/2014	10,141,200 Japanese Yen	$100,000	$(364)
6/30/2014	600,000 New Zealand Dollar	$512,118	$(3,773)
7/1/2014	2,600,000 Euro	359,869,900 Japanese Yen	$8,309
8/4/2014	535,000 Euro	$729,269	$(5)
Contracts Sold:
6/6/2014	425,000 Pound Sterling	$720,664	$8,296
6/6/2014	645,000 Pound Sterling	$1,092,388	$11,264
6/16/2014	1,700,000 Euro	240,119,900 Japanese Yen	$41,637
6/30/2014	645,000 Canadian Dollar	60,399,735 Japanese Yen	$(1,032)
6/30/2014	1,300,000 Euro	183,452,100 Japanese Yen	$30,386
Semi-Annual Shareholder Report

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
6/30/2014	49,513,493 Japanese Yen	565,000 New Zealand Dollar	$(7,770)
6/30/2014	49,605,870 Japanese Yen	565,000 New Zealand Dollar	$(8,678)
6/30/2014	49,685,309 Japanese Yen	565,000 New Zealand Dollar	$(9,458)
6/30/2014	21,722,504 Japanese Yen	1,275,450 Norwegian Krone	$(286)
6/30/2014	38,078,930 Japanese Yen	470,000 Singapore Dollar	$592
6/30/2014	56,039,760 Japanese Yen	3,600,000 Swedish Krona	$(12,898)
6/30/2014	245,092,800 Japanese Yen	$2,400,000	$(7,998)
6/30/2014	109,697,445 Japanese Yen	$1,079,615	$1,855
6/30/2014	102,090,000 Japanese Yen	$1,000,000	$(3,018)
6/30/2014	101,597,000 Japanese Yen	$1,000,000	$1,825
6/30/2014	53,614,050 Japanese Yen	$525,000	$(1,750)
6/30/2014	50,850,670 Japanese Yen	$500,000	$400
6/30/2014	50,766,690 Japanese Yen	$500,000	$1,225
6/30/2014	10,153,321 Japanese Yen	$100,000	$245
6/30/2014	600,000 New Zealand Dollar	$513,216	$4,871
7/1/2014	917,647 Euro	126,732,280 Japanese Yen	$(5,690)
7/1/2014	917,647 Euro	126,741,457 Japanese Yen	$(5,599)
7/1/2014	764,706 Euro	105,602,594 Japanese Yen	$(4,816)
7/22/2014	275,000 Australian Dollar	302,063 New Zealand Dollar	$360
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$17,013
Net Unrealized Appreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Issuer in default.
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (“Trustees”).
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2014, these restricted securities amounted to $2,032,425, which represented 0.5% of total net assets.
5	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Trustees. At May 31, 2014, these liquid restricted securities amounted to $1,056,257, which represented 0.2% of total net assets.
6	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
7	Discount rate at time of purchase.
8	Affiliated holdings.
9	7-day net yield.
10	The cost of investments for federal tax purposes amounts to $386,735,691.
11	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$112,439,690	$—	$—	$112,439,690
International	17,100,744	71,777,935[1]	—	88,878,679
Debt Securities:
Asset-Backed Securities	—	300,122	—	300,122
Collateralized Mortgage Obligation	—	53,970	—	53,970
Corporate Bonds	—	9,208,534	116,581	9,325,115
Foreign Governments/Agencies	—	13,971,688	—	13,971,688
Mortgage-Backed Securities	—	336,608	—	336,608
Municipal	—	106,648	—	106,648
U.S. Treasury	—	12,175,105	—	12,175,105
Purchased Call Options	—	17,479	—	17,479
Purchased Put Option	—	17,218	—	17,218
Investment Companies[2]	180,641,824	5,892,081	—	186,533,905
TOTAL SECURITIES	$310,182,258	$113,857,388	$116,581	$424,156,227
OTHER FINANCIAL INSTRUMENTS[3]	$986,346	$17,013	$—	$1,003,359
Semi-Annual Shareholder Report

1	Includes $55,342,797 of international common stock securities transferred from Level 1 to Level 2 because fair value factors were applied to equity securities traded primarily in foreign markets to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
2	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio, High Yield Bond Portfolio and Federated Project and Trade Finance Core Fund are affiliated holdings offered only to registered investment companies and other accredited investors. Federated Project and Trade Finance Core Fund is classified as Level 2 due to the fact that the price of shares redeemed will be determined as of the closing net asset value (the NAV) of the fund up to twenty-four (24) days after receipt of a shareholder redemption request.
3	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
GO	—General Obligation
MTN	—Medium Term Note
REIT(s)	—Real Estate Investment Trust(s)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2014	Year Ended November 30,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$21.47	$18.68	$16.98	$16.87	$15.65	$13.11
Income From Investment Operations:
Net investment income	0.11[1]	0.17[1]	0.18[1]	0.20[1]	0.19[1]	0.29
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions	0.61	3.07	1.74	0.08	1.05	2.52
TOTAL FROM INVESTMENT OPERATIONS	0.72	3.24	1.92	0.28	1.24	2.81
Less Distributions:
Distributions from net investment income	(0.10)	(0.16)	(0.22)	(0.17)	(0.02)	(0.27)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(2.34)	(0.29)	—	—	—	—
TOTAL DISTRIBUTIONS	(2.44)	(0.45)	(0.22)	(0.17)	(0.02)	(0.27)
Net Asset Value, End of Period	$19.75	$21.47	$18.68	$16.98	$16.87	$15.65
Total Return[2]	3.64%	17.73%	11.38%	1.62%	7.91%	21.84%
Ratios to Average Net Assets:
Net expenses	1.14%[3]	1.17%	1.22%	1.25%[4]	1.25%[4]	1.25%[4]
Net investment income	1.10%[3]	0.88%	1.01%	1.14%	1.20%	2.00%
Expense waiver/reimbursement[5]	0.12%[3]	0.10%	0.07%	0.10%	0.21%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$195,087	$193,678	$185,414	$178,971	$135,002	$149,696
Portfolio turnover	53%	106%	85%	215%	184%	254%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.25%, 1.24% and 1.24% for the years ended November 30, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2014	Year Ended November 30,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$21.17	$18.46	$16.78	$16.69	$15.61	$13.09
Income From Investment Operations:
Net investment income	0.03[1]	0.01[1]	0.03[1]	0.06[1]	0.07[1]	0.15
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions	0.60	3.04	1.72	0.08	1.03	2.55
TOTAL FROM INVESTMENT OPERATIONS	0.63	3.05	1.75	0.14	1.10	2.70
Less Distributions:
Distributions from net investment income	(0.06)	(0.05)	(0.07)	(0.05)	(0.02)	(0.18)
Distributions from net realized gain on investments, futures contracts, swap contracts, and foreign currency transactions	(2.34)	(0.29)	—	—	—	—
TOTAL DISTRIBUTIONS	(2.40)	(0.34)	(0.07)	(0.05)	(0.02)	(0.18)
Net Asset Value, End of Period	$19.40	$21.17	$18.46	$16.78	$16.69	$15.61
Total Return[2]	3.22%	16.82%	10.39%	0.80%	7.03%	20.86%
Ratios to Average Net Assets:
Net expenses	1.95%[3]	1.99%	2.05%	2.05%[4]	2.05%[4]	2.05%[4]
Net investment income	0.29%[3]	0.06%	0.19%	0.33%	0.42%	1.23%
Expense waiver/reimbursement[5]	0.11%[3]	0.10%	0.07%	0.12%	0.21%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$29,596	$30,675	$28,853	$30,424	$14,541	$20,151
Portfolio turnover	53%	106%	85%	215%	184%	254%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.05%, 2.04% and 2.04% for the years ended November 30, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2014	Year Ended November 30,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$21.11	$18.40	$16.72	$16.62	$15.55	$13.04
Income From Investment Operations:
Net investment income	0.04[1]	0.02[1]	0.04[1]	0.06[1]	0.06[1]	0.18
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions	0.58	3.03	1.71	0.09	1.03	2.51
TOTAL FROM INVESTMENT OPERATIONS	0.62	3.05	1.75	0.15	1.09	2.69
Less Distributions:
Distributions from net investment income	(0.06)	(0.05)	(0.07)	(0.05)	(0.02)	(0.18)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(2.34)	(0.29)	—	—	—	—
TOTAL DISTRIBUTIONS	(2.40)	(0.34)	(0.07)	(0.05)	(0.02)	(0.18)
Net Asset Value, End of Period	$19.33	$21.11	$18.40	$16.72	$16.62	$15.55
Total Return[2]	3.19%	16.89%	10.51%	0.90%	6.99%	20.86%
Ratios to Average Net Assets:
Net expenses	1.89%[3]	1.95%	1.98%	2.02%[4]	2.05%[4]	2.05%[4]
Net investment income	0.35%[3]	0.10%	0.24%	0.36%	0.40%	1.18%
Expense waiver/reimbursement[5]	0.13%[3]	0.10%	0.07%	0.10%	0.17%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$76,554	$71,450	$60,315	$52,187	$36,415	$28,278
Portfolio turnover	53%	106%	85%	215%	184%	254%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.02%, 2.04% and 2.04% for the years ended November 30, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2014	Year Ended November 30,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$21.40	$18.62	$16.92	$16.81	$15.68	$13.13
Income From Investment Operations:
Net investment income	0.07[1]	0.09[1]	0.11[1]	0.12[1]	0.11[1]	0.26
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions	0.59	3.07	1.73	0.09	1.04	2.50
TOTAL FROM INVESTMENT OPERATIONS	0.66	3.16	1.84	0.21	1.15	2.76
Less Distributions:
Distributions from net investment income	(0.07)	(0.09)	(0.14)	(0.10)	(0.02)	(0.21)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(2.34)	(0.29)	—	—	—	—
TOTAL DISTRIBUTIONS	(2.41)	(0.38)	(0.14)	(0.10)	(0.02)	(0.21)
Net Asset Value, End of Period	$19.65	$21.40	$18.62	$16.92	$16.81	$15.68
Total Return[2]	3.36%	17.29%	10.90%	1.23%	7.32%	21.30%
Ratios to Average Net Assets:
Net expenses	1.57%[3]	1.57%	1.65%	1.68%[4]	1.74%[4]	1.75%[4]
Net investment income	0.68%[3]	0.48%	0.58%	0.71%	0.71%	1.41%
Expense waiver/reimbursement[5]	0.10%[3]	0.10%	0.07%	0.10%	0.14%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$68,161	$67,769	$62,627	$54,878	$53,749	$47,254
Portfolio turnover	53%	106%	85%	215%	184%	254%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.68%, 1.73% and 1.74% for the years ended November 30, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2014	Year Ended November 30,				Period Ended 11/30/2009[1]
		2013	2012	2011	2010
Net Asset Value, Beginning of Period	$21.54	$18.74	$17.04	$16.91	$15.65	$14.06
Income From Investment Operations:
Net investment income	0.14[2]	0.23[2]	0.24[2]	0.24[2]	0.23[2]	0.13
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions	0.62	3.08	1.74	0.10	1.05	1.56
TOTAL FROM INVESTMENT OPERATIONS	0.76	3.31	1.98	0.34	1.28	1.69
Less Distributions:
Distributions from net investment income	(0.13)	(0.22)	(0.28)	(0.21)	(0.02)	(0.10)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(2.34)	(0.29)	—	—	—	—
TOTAL DISTRIBUTIONS	(2.47)	(0.51)	(0.28)	(0.21)	(0.02)	(0.10)
Net Asset Value, End of Period	$19.83	$21.54	$18.74	$17.04	$16.91	$15.65
Total Return[3]	3.79%	18.07%	11.69%	1.99%	8.16%	12.07%
Ratios to Average Net Assets:
Net expenses	0.85%[4]	0.89%	0.94%	0.95%[5]	1.00%[5]	1.00%[4,5]
Net investment income	1.40%[4]	1.16%	1.29%	1.40%	1.47%	1.91%[4]
Expense waiver/reimbursement[6]	0.13%[4]	0.10%	0.07%	0.10%	0.19%	0.13%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$58,340	$48,353	$35,929	$33,979	$12,421	$2,776
Portfolio turnover	53%	106%	85%	215%	184%	254%[7]
1	Reflects operations for the period from June 12, 2009 (date of initial investment) to November 30, 2009.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.95%, 0.99 and 1.00% for the years ended November 30, 2011 and 2010 and for the period ended November 30, 2009, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2009.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2014 (unaudited)
Assets:
Total investment in securities, at value including $186,533,905 of investment in affiliated holdings (Note 5) (identified cost $386,704,232)		$424,156,227
Cash		482
Cash denominated in foreign currencies (identified cost $901,275)		895,668
Restricted cash (Note 2)		216,110
Income receivable		940,498
Income receivable from affiliated holdings		64,561
Receivable for investments sold		2,224,756
Receivable for shares sold		586,408
Unrealized appreciation on foreign exchange contracts		192,590
Receivable for daily variation margin		20,679
TOTAL ASSETS		429,297,979
Liabilities:
Payable for investments purchased	$665,062
Payable for shares redeemed	319,965
Unrealized depreciation on foreign exchange contracts	175,577
Income distribution payable	60,235
Payable to adviser (Note 5)	1,279
Payable for transfer agent fee	102,724
Payable for Directors'/Trustees' fees (Note 5)	518
Payable for portfolio accounting fees	37,322
Payable for distribution services fee (Note 5)	95,169
Payable for shareholder services fee (Note 5)	63,054
Accrued expenses (Note 5)	38,855
TOTAL LIABILITIES		1,559,760
Net assets for 21,774,719 shares outstanding		$427,738,219
Net Assets Consist of:
Paid-in capital		$379,201,584
Net unrealized appreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency		38,464,294
Accumulated net realized gain on investments, futures contracts and foreign currency transactions		10,187,115
Distributions in excess net investment income		(114,774)
TOTAL NET ASSETS		$427,738,219
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($195,087,493 ÷ 9,878,687 shares outstanding), no par value, unlimited shares authorized	$19.75
Offering price per share (100/94.50 of $19.75)	$20.90
Redemption proceeds per share	$19.75
Class B Shares:
Net asset value per share ($29,596,336 ÷ 1,525,935 shares outstanding), no par value, unlimited shares authorized	$19.40
Offering price per share	$19.40
Redemption proceeds per share (94.50/100 of $19.40)	$18.33
Class C Shares:
Net asset value per share ($76,554,106 ÷ 3,959,405 shares outstanding), no par value, unlimited shares authorized	$19.33
Offering price per share	$19.33
Redemption proceeds per share (99.00/100 of $19.33)	$19.14
Class R Shares:
Net asset value per share ($68,160,700 ÷ 3,468,278 shares outstanding), no par value, unlimited shares authorized	$19.65
Offering price per share	$19.65
Redemption proceeds per share	$19.65
Institutional Shares:
Net asset value per share ($58,339,584 ÷ 2,942,414 shares outstanding), no par value, unlimited shares authorized	$19.83
Offering price per share	$19.83
Redemption proceeds per share	$19.83
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2014 (unaudited)
Investment Income:
Dividends (including $848,272 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $182,304)			$3,656,848
Interest			265,219
Investment income allocated from affiliated partnership (Note 5)			738,289
TOTAL INCOME			4,660,356
Expenses:
Investment adviser fee (Note 5)		$1,368,815
Administrative fee (Note 5)		161,840
Custodian fees		66,908
Transfer agent fee (Note 2)		386,628
Directors'/Trustees' fees (Note 5)		4,104
Auditing fees		14,627
Legal fees		4,764
Portfolio accounting fees		79,533
Distribution services fee (Note 5)		551,835
Shareholder services fee (Note 5)		363,767
Account administration fee (Note 2)		766
Share registration costs		35,343
Printing and postage		30,757
Miscellaneous (Note 5)		7,638
TOTAL EXPENSES		3,077,325
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(210,888)
Reimbursement of transfer agent fee (Note 2)	(34,086)
TOTAL WAIVER AND REIMBURSEMENTS		(244,974)
Net expenses			2,832,351
Net investment income			1,828,005
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized gain of $16,975 on sales of investments in affiliated holdings (Note 5))	$16,315,729
Net realized gain on futures contracts	4,761,223
Net realized gain on allocation from affiliated partnership (Note 5)	391,697
Realized gain distribution from affiliated investment company shares (Note 5)	100,688
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	(5,361,288)
Net change in unrealized appreciation of futures contracts	(3,579,504)
Net change in unrealized depreciation of swap contracts	(22,758)
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions	12,605,787
Change in net assets resulting from operations	$14,433,792
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2014	Year Ended 11/30/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,828,005	$2,516,703
Net realized gain on investments including allocation from affiliated partnership, futures contracts and foreign currency transactions	21,569,337	46,595,024
Net change in unrealized appreciation/depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency	(8,963,550)	13,621,105
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,433,792	62,732,832
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,015,655)	(1,549,599)
Class B Shares	(95,378)	(77,096)
Class C Shares	(239,144)	(175,283)
Class R Shares	(255,151)	(296,460)
Institutional Shares	(346,192)	(471,943)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions
Class A Shares	(21,054,666)	(2,815,132)
Class B Shares	(3,369,971)	(449,540)
Class C Shares	(7,922,335)	(950,283)
Class R Shares	(7,365,551)	(970,113)
Institutional Shares	(5,424,527)	(581,958)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(47,088,570)	(8,337,407)
Share Transactions:
Proceeds from sale of shares	52,907,096	69,869,133
Net asset value of shares issued to shareholders in payment of distributions declared	44,645,226	7,938,489
Cost of shares redeemed	(49,084,183)	(93,416,700)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	48,468,139	(15,609,078)
Change in net assets	15,813,361	38,786,347
Net Assets:
Beginning of period	411,924,858	373,138,511
End of period (including undistributed (distributions in excess of) net investment income of $(114,774) and $8,741, respectively)	$427,738,219	$411,924,858
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2014 (unaudited)
1. ORGANIZATION
Federated Global Allocation Fund (formerly, Federated Asset Allocation Fund) (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide relative safety of capital with the possibility of long-term growth of capital and income. Consideration is also given to current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from
Semi-Annual Shareholder Report

more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
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The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A
Semi-Annual Shareholder Report

Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer agent fees unique to those classes. For the six months ended May 31, 2014, transfer agent fees and account administration fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Account Administration Fees Incurred
Class A Shares	$150,075	$(14,185)	$766
Class B Shares	31,218	(1,524)	—
Class C Shares	65,772	(11,065)	—
Class R Shares	105,360	(795)	—
Institutional Shares	34,203	(6,517)	—
TOTAL	$386,628	$(34,086)	$766
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund uses credit default swaps to manage sector/asset class risk. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities and periodic payments are reported as Net realized gain (loss) on swap contracts in the Statement of Operations.
At May 31, 2014, the Fund had no outstanding swap contracts.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Additionally, the Fund purchases and sells futures contracts to enhance yield and reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted cash. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
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The average notional value of long and short futures contracts held by the Fund throughout the period was $807,205,607 and $4,630,915,914, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Arrangements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $267,725 and $265,149, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
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Option Contracts
The Fund buys or sells put and call options to maintain flexibility and to produce income or hedge. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At May 31, 2014, the Fund had no outstanding written option contracts.
The average market value of purchased put and call options held by the Fund throughout the period was $20,476. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at May 31, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	3/10/2000	$183,413	$116,581
Union Central Life Insurance Co., Note, Series 144A, 8.200%, 11/01/2026	3/31/1999	$790,785	$859,587
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$(55,466)*
Equity contracts	Receivable for daily variation margin	$1,041,812*
Foreign exchange contracts	Receivable for foreign exchange contracts	$192,590	Payable for foreign exchange contracts	$175,577
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$1,178,936		$175,577
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2014
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Option Contracts	Total
Interest rate contracts	$(341,840)	$—	$—	$(341,840)
Equity contracts	5,103,063	—	—	5,103,063
Foreign exchange contracts	—	3,330	(84,121)	(80,791)
TOTAL	$4,761,223	$3,330	$(84,121)	$4,680,432

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Credit Default Swaps	Forward Currency Contracts	Option Contracts	Total
Interest rate contracts	$(48,024)	$—	$—	$—	$(48,024)
Equity contracts	(3,531,480)	—	—	—	(3,531,480)
Credit contracts	—	(22,758)	—	—	(22,758)
Foreign exchange contracts	—	—	32,740	(21,589)	11,151
TOTAL	$(3,579,504)	$(22,758)	$32,740	$(21,589)	$(3,591,111)
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 5/31/2014		Year Ended 11/30/2013
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	760,478	$14,848,090	846,888	$16,749,013
Shares issued to shareholders in payment of distributions declared	1,072,252	20,747,832	219,394	4,094,005
Shares redeemed	(972,864)	(18,967,581)	(1,973,766)	(38,671,456)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	859,866	$16,628,341	(907,484)	$(17,828,438)

	Six Months Ended 5/31/2014		Year Ended 11/30/2013
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	105,019	$2,018,435	186,478	$3,643,775
Shares issued to shareholders in payment of distributions declared	172,072	3,273,469	27,470	497,862
Shares redeemed	(200,060)	(3,834,186)	(327,759)	(6,353,673)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	77,031	$1,457,718	(113,811)	$(2,212,036)

	Six Months Ended 5/31/2014		Year Ended 11/30/2013
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	737,507	$14,154,515	1,035,747	$20,015,809
Shares issued to shareholders in payment of distributions declared	409,658	7,768,876	59,376	1,073,382
Shares redeemed	(572,649)	(11,005,692)	(987,686)	(19,146,194)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	574,516	$10,917,699	107,437	$1,942,997
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2014		Year Ended 11/30/2013
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	500,825	$9,754,097	892,929	$17,412,343
Shares issued to shareholders in payment of distributions declared	395,370	7,613,404	67,859	1,247,698
Shares redeemed	(595,392)	(11,590,991)	(1,157,528)	(22,690,199)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	300,803	$5,776,510	(196,740)	$(4,030,158)

	Six Months Ended 5/31/2014		Year Ended 11/30/2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	615,650	$12,131,959	605,015	$12,048,193
Shares issued to shareholders in payment of distributions declared	269,724	5,241,645	54,277	1,025,542
Shares redeemed	(187,357)	(3,685,733)	(332,402)	(6,555,178)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	698,017	$13,687,871	326,890	$6,518,557
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,510,233	$48,468,139	(783,708)	$(15,609,078)
4. FEDERAL TAX INFORMATION
At May 31, 2014, the cost of investments for federal tax purposes was $386,735,691. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from the translation of FCs to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; and (c) futures contracts was $37,420,536. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $42,812,884 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,392,348.
At November 30, 2013, the Fund had a capital loss carryforward of $7,925,592 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
Semi-Annual Shareholder Report

The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2015	$1,054,760	NA	$1,054,760
2016	$1,987,029	NA	$1,987,029
2017	$676,009	NA	$676,009
2018	$4,207,794	NA	$4,207,794
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to: (a) a maximum of 0.55% of the average daily net assets of the Fund; and (b) 4.50% of gross income of the Fund, excluding gains or losses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2014, the Adviser voluntarily waived $40,482 of its fee.
Certain of the Fund's assets are managed by Federated Investment Management Company (FIMCO) (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended May 31, 2014, the Sub-Adviser earned a fee of $334,131.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2014, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$112,453
Class C Shares	272,279
Class R Shares	167,103
TOTAL	$551,835
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2014, FSC retained $77,556 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2014, FSC retained $11,344 in sales charges from the sale of Class A Shares. FSC also retained $30,357 relating to redemptions of Class B Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Share, Class C Shares and Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary
Semi-Annual Shareholder Report

affiliated with management of Federated Investors, Inc. received $531 of Service Fees for the six months ended May 31, 2014. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months May 31, 2014, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$237,197
Class B Shares	37,484
Class C Shares	89,086
TOTAL	$363,767
For the six months May 31, 2014, FSSC received $50,042 of fees paid by the Fund. For the six months ended May 31, 2014, the Institutional Shares did not incur Service Fees; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, but excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.14%, 1.95%, 1.89%, 1.57% and 0.85% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2014, the Adviser reimbursed $170,406. Transactions involving the affiliated holdings during the six months ended May 31, 2014, were as follows:
	Emerging Markets Fixed Income Core Fund	Federated InterContinental Fund, Institutional Shares	Federated Mortgage Core Portfolio
Balance of Shares Held 11/30/2013	992,899	564,524	—
Purchases/Additions	460,536	8,519	356,393
Sales/Reductions	(276,523)	(175,401)	—
Balance of Shares Held 5/31/2014	1,176,912	397,642	356,393
Value	$41,922,674	$21,623,790	$3,535,422
Dividend Income/Allocated Investment Income	$738,289	$457,613	$5,934
Realized Gain Distribution/ Allocated Net Realized Gain (Loss)	$391,697	$—	$—

	Federated Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2013	99,036,040	535,127	1,602,610	102,731,200
Purchases/Additions	222,737,169	77,355	109,606	223,749,578
Sales/Reductions	(214,253,735)	—	(811,998)	(215,517,657)
Balance of Shares Held 5/31/2014	107,519,474	612,482	900,218	110,963,121
Value	$107,519,474	$5,892,081	$6,040,464	$186,533,905
Dividend Income/Allocated Investment Income	$38,249	$106,673	$239,803	$1,586,561
Realized Gain Distribution/ Allocated Net Realized Gain (Loss)	$—	$10,282	$90,406	$492,385
Semi-Annual Shareholder Report

6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2014, were as follows:
Purchases	$148,973,605
Sales	$152,653,680
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2014, there were no outstanding loans. During the six months ended May 31, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2014, there were no outstanding loans. During the six months ended May 31, 2014, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2013 to May 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2013	Ending Account Value 5/31/2014	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,036.40	$5.79
Class B Shares	$1,000	$1,032.20	$9.88
Class C Shares	$1,000	$1,031.90	$9.57
Class R Shares	$1,000	$1,033.60	$7.96
Institutional Shares	$1,000	$1,037.90	$4.32
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.25	$5.74
Class B Shares	$1,000	$1,015.21	$9.80
Class C Shares	$1,000	$1,015.51	$9.50
Class R Shares	$1,000	$1,017.10	$7.90
Institutional Shares	$1,000	$1,020.69	$4.28
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.14%
Class B Shares	1.95%
Class C Shares	1.89%
Class R Shares	1.57%
Institutional Shares	0.85%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2014
Federated Global Allocation Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser and subadviser for what might be
Semi-Annual Shareholder Report

viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein;
Semi-Annual Shareholder Report

and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Evaluation, the Fund's performance for the one-year and three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. . In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in
Semi-Annual Shareholder Report

allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Semi-Annual Shareholder Report

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Global Allocation Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314183104
CUSIP 314183203
CUSIP 314183302
CUSIP 314183401
CUSIP 314183500
8080105 (7/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Global Allocation Fund

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 22, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 22, 2014